Long-Term Loans	12 Months Ended
Dec. 31, 2015
Long-Term Loans
14.	LONG-TERM LOANS

On January 26, 2014, 17FOXSY, received a three-year loan of $4,631 (RMB 30 million) from Shenyang Shenbei Chuangzhan Financing Service Group Co., Ltd., a third party financial institution, through the Liaoning Branch of Bank of Communications, at a floating interest rate of 10% above the three-year prime rate as announced by the Peoples’ Bank of China. The loan is pledged by a land use right owned by 17FOXSY with a carrying value of $2,129 at December 31, 2015. The interest is payable quarterly and the principle is payable in installments semi-annually through January 19, 2017. 17FOXSY intended to use the proceeds to construct a plant in Shenyang and to purchase related equipment and machineries. For the year ended December 31, 2014, the interest expense on this long term loan was $274 of which $64 was capitalized and recorded as a part of construction in progress. For the year ended December 31, 2015, the interest expense on this long term loan was $175 of which $41 was capitalized and recorded as a part of construction in progress.

The Group repaid the principle of borrowings of $812 (RMB 5 million) and $1,592 (RMB 10 million) in 2014 and 2015 respectively. The Group expects to repay the remaining principle of borrowings of $1,544 (RMB 10 million) and $772 (RMB 5 million) during the years ended December 31, 2016 and 2017, respectively.

In April 2010, the Company entered into a shareholders’ agreement with Billion Team Asia Limited to establish Time Spring, one of the consolidated entities. Pursuant to this shareholders’ agreement, Time Spring received a loan of $290 from Billion Team Asia Limited as its paid-in capital contributed to Glomate, the wholly owned subsidiary of Time Spring in China. This loan is non-interest bearing and uncollateralized. There is no repayment date specified in the agreement. The lender, also the shareholder, has been inactive for the past couple of years and has not demanded repayment. The Company does not expect to repay the loan within twelve months from December 31, 2015. The Company recorded the loan as long-term loan on the consolidated balance sheet.